Disclosure of details about currency of receivables (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Receivables	$ 7,506,316	$ 3,376,411
Canadian Dollars [Member]
Statements Line Items
Receivables	483,547	280,925
US Dollars [Member]
Statements Line Items
Receivables	6,933,819	3,040,347
Turkish Lira [Member]
Statements Line Items
Receivables	6,833	24,535
Swedish Krona [Member]
Statements Line Items
Receivables	71,519	29,575
Other [Member]
Statements Line Items
Receivables	$ 10,598	$ 1,029